Income Taxes (Details) - Schedule of income tax provision expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current provision:
Federal	$ (68)	$ 2,536	$ 21
State and local	268	795	133
Foreign	1,402	3,572	1,415
Current provision	1,602	6,903	1,569
Deferred expense (benefit):
Federal	8,882	(9,013)
State and local	3,552	(3,472)	(118)
Foreign	65	(213)	490
Deferred expense (benefit)	12,499	(12,698)	372
Provision for (benefit from) income taxes	$ 14,101	$ (5,795)	$ 1,941